EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
SCHEDULE OF CALCULATIONS OF BASIC AND DILUTED EPS

The calculations of basic and diluted EPS for the three months ended September 30, 2021 and 2020 are as follows:

	September 30, 2021	September 30, 2020
Basic and diluted loss per common share:
Net loss	$(595,233)	$(1,231,567)
Basic weighted average shares outstanding	10,944,439	4,162,306
Basic and diluted loss per common share:	$(0.05)	$(0.30)

The calculations of basic and diluted EPS for the nine months ended September 30, 2021 and 2020 are as follows:

	September 30, 2021	September 30, 2020
Basic and diluted loss per common share:
Net loss	$(2,486,045)	$(3,349,778)
Basic weighted average shares outstanding	9,809,092	4,164,489
Basic and diluted loss per common share:	$(0.25)	$(0.80)

The calculations of basic and diluted EPS, are as follows:

	December 31, 2020	December 31, 2019
Basic and diluted loss per common share:
Net loss	$(3,699,005)	$(3,495,481)
Basic weighted average shares outstanding	4,183,625	2,877,655
Basic and diluted loss per common share:	$(0.88)	$(1.21)